Financial Instruments	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Financial Instruments
18.	Financial Instruments

Determination of Fair Values

IFRS 13, Fair Value Measurement, establishes a fair value hierarchy that reflects the significance of the inputs used in measuring fair value. The fair value hierarchy has the following levels:

Level 1 – Quoted prices in active markets for identical assets or liabilities;

Level 2 – Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable;

Level 3 – Unobservable inputs in which little or no market activity exists, therefore requiring an entity to develop its own assumptions about the assumptions market participants would use in pricing.

A number of the Company’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following models. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

The following is a comparison by class of the carrying amounts and fair value of the Company’s financial instruments as at June 30, 2026 and December 31, 2025:

		June 30, 2026		December 31, 2025
Financial assets	Level	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets measured at amortised cost:		$	$	$	$
Cash and cash held in trust	1	755,238	755,238	504,136	504,136
Trade and other receivables	2	1,655,084	1,655,084	1,399,977	1,399,977

Financial liabilities
Financial liabilities measure at amortised cost:
Trade and other payables	2	3,575,873	3,575,873	3,309,037	3,309,037
Loans and borrowings	2	1,026,919	1,026,919	1,006,920	1,006,920
Secured promissory notes	2	6,082,383	6,082,383	7,633,966	7,633,966
Lease liabilities	2	317,543	317,543	396,121	396,121
Due to related parties	2	759,995	759,995	640,546	640,546

Financial liabilities measure at FVTPL:
Convertible promissory notes	2	7,000,000	7,000,000	1,055,420	1,055,420
Secured convertible debenture	2	4,143,982	4,143,982	4,143,982	4,143,982